Pledged bank deposits	12 Months Ended
Dec. 31, 2018
Pledged Bank Deposits [Abstract]
Pledged bank deposits	Note 4 – Pledged bank deposits These were bank deposits placed at a specified bank account to secure the Company’s letters of credit and were released upon maturity of the relevant letters of credit.